FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2019
Finance Costs [Abstract]
Schedule of finance cost

		Years ended December 31
(In millions of dollars)	Note	2019	2018

Interest on borrowings [1]		746	709
Interest on post-employment benefits liability	23	11	14
Loss on repayment of long-term debt	21	19	28
(Gain) loss on foreign exchange		(79)	136
Change in fair value of derivative instruments		80	(95)
Capitalized interest		(19)	(20)
Other		21	21

Finance costs before interest on lease liabilities		779	793
Interest expense on lease liabilities	8	61	—

Total finance costs		840	793

[1]  Interest on borrowings includes interest on short-term borrowings and on long-term debt.